Loan Commitments (Details) - Schedule of outstanding loan commitments - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Fixed [Member] | Unused commitment revolving, open-end lines secured by real estate [Member]
Unused commitment:
Outstanding loan commitments
Fixed [Member] | Unused commitment commitments to fund real estate construction loans [Member]
Unused commitment:
Outstanding loan commitments	519	854
Fixed [Member] | Other unused commitment commercial and industrial loans [Member]
Unused commitment:
Outstanding loan commitments	1,364	2,541
Fixed [Member] | Other unused commitment other [Member]
Unused commitment:
Outstanding loan commitments	886	1,576
Fixed [Member] | Other unused commitment Letters of credit [Member]
Unused commitment:
Outstanding loan commitments
Variable [Member] | Unused commitment revolving, open-end lines secured by real estate [Member]
Unused commitment:
Outstanding loan commitments	11,835	10,354
Variable [Member] | Unused commitment commitments to fund real estate construction loans [Member]
Unused commitment:
Outstanding loan commitments	4,125	8,443
Variable [Member] | Other unused commitment commercial and industrial loans [Member]
Unused commitment:
Outstanding loan commitments
Variable [Member] | Other unused commitment other [Member]
Unused commitment:
Outstanding loan commitments	4,207	2,454
Variable [Member] | Other unused commitment Letters of credit [Member]
Unused commitment:
Outstanding loan commitments